Warrants - Schedule of Warrants to Purchase Common Stock Outstanding (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Exercise Price		$ 2.25
Warrants Issued October 2018 [Member]
Class of Warrant or Right [Line Items]
Issued		2018-10
Warrants Outstanding		19,616,250
Exercise Price		$ 0.70
Expiration		2028-10
Warrants Issued September 2016 [Member]
Class of Warrant or Right [Line Items]
Issued	2016-09	2016-09
Warrants Outstanding	508,714	13,466,667
Exercise Price	$ 2.25	$ 2.25
Expiration	2021-11	2022-11
Warrants Issued March 2015 [Member]
Class of Warrant or Right [Line Items]
Issued	2015-03	2015-03
Warrants Outstanding	3,699	3,699
Exercise Price	$ 9.75	$ 9.75
Expiration	2025-03	2025-03
Warrants Issued July 2014 [Member]
Class of Warrant or Right [Line Items]
Issued	2014-07	2014-07
Warrants Outstanding	6,566	6,566
Exercise Price	$ 7.99	$ 7.99
Expiration	2024-07	2024-07
Warrants Issued July 2012 [Member]
Class of Warrant or Right [Line Items]
Issued	2012-07	2012-07
Warrants Outstanding	52,046	52,046
Exercise Price	$ 0.01	$ 0.01
Expiration	2022-07	2022-07